Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of retained earnings

	As of December 31,
	2021	2022
	RMB	RMB	US$
PRC statutory reserve funds	57,616	60,847	8,822
Unreserved retained earnings /(losses)	447,469	(70,271)	(10,188)
Total retained earnings (accumulated losses)	505,085	(9,424)	(1,366)

Schedule of components of accumulated other comprehensive income

The components of accumulated other comprehensive income were as follows:

	Foreign currency translation adjustment	Unrealized gains on available- for sale Securities	Total
	RMB	RMB	RMB
Balance at January 1, 2020	330,610	7,163	337,773
Other comprehensive loss before reclassification	(167,476)	(7,251)	(174,727)
Other comprehensive income attribute to noncontrolling interests	294	—	294
Balance at December 31, 2020	163,428	(88)	163,340
Other comprehensive loss before reclassification	(75,536)	—	(75,536)
Other comprehensive income attribute to noncontrolling interests	458	—	458
Balance at December 31, 2021	88,350	(88)	88,262
Other comprehensive loss before reclassification	263,371	—	263,371
Other comprehensive income attribute to noncontrolling interests	2,315	—	2,315
Balance at December 31, 2022	354,036	(88)	353,948
Balance at December 31, 2022, in US$	51,330	(12)	51,318